Income taxes - Summary of Activity Related to Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized Tax Benefits [Line Items]
Balance	$ 16,990	$ 19,436	$ 17,940
Increases for positions taken in current year	2,502	3,680	4,283
Decreases for positions taken in prior years	(4,533)	(3,817)
Decrease due to settlements with taxing authorities	(168)	(2,309)	(539)
Expiration of the statute of limitations for the assessment of taxes	(801)		(2,248)
Balance	$ 13,990	$ 16,990	$ 19,436